Total Equity - Net Changes In Capitalization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
As presented in other net changes in capitalization in the consolidated statement of changes in equity	$ (319.3)	$ (1,244.5)
Common shareholders' equity
Other	(63.0)	116.4
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(67.2)	(107.9)
Non-controlling interests
Other	(30.9)	(32.9)
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(252.1)	(1,136.6)
RiverStone Barbados | Common shareholders' equity | RiverStone Barbados AVLNs
Purchase of certain securities held through AVLNs	(45.1)	15.0
RiverStone Barbados | Non-controlling interests | RiverStone Barbados AVLNs
Purchase of certain securities held through AVLNs	(178.0)	(357.1)
Thomas Cook India | Common shareholders' equity
Partial disposition of shares	45.8
Thomas Cook India | Non-controlling interests
Partial disposition of shares	19.8
Fairfax India | Common shareholders' equity
Fairfax India share repurchases	(1.9)	(9.9)
Fairfax India | Non-controlling interests
Fairfax India share repurchases	(35.4)	(90.7)
Allied World | Common shareholders' equity
Acquisition of non-controlling interests	(3.0)	(163.3)
Allied World | Non-controlling interests
Acquisition of non-controlling interests	$ (27.6)	(531.7)
Recipe | Common shareholders' equity
Privatization		(66.1)
Recipe | Non-controlling interests
Privatization		(276.2)
Ki Insurance | Non-controlling interests
Third party's net investment		$ 152.0